FINANCIAL INSTRUMENTS - Net Gains (Losses) Recognized in Current Earnings (Details) - Not designated as hedging instruments - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Gain (loss) recognized in current earnings
Net Gains (Losses) in Income	$ (44.1)	$ 6.9	$ 5.8
Foreign exchange contracts | Cost of products sold
Gain (loss) recognized in current earnings
Net Gains (Losses) in Income	(1.2)	2.8	2.9
Foreign exchange contracts | Marketing, general and administrative expense
Gain (loss) recognized in current earnings
Net Gains (Losses) in Income	$ (42.9)	$ 4.1	$ 2.9